CONCENTRATION AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CUSTOMER CONCENTRATIONS

The Company had the following customers that individually comprised 10% or more of net revenue for the years ended December 31, 2025, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2025	2024		2023
Percentage of the Company’s sales of finished goods
Customer A	64.51%	*	%	*	%
Customer B	13.96%	*	%	*	%
Customer C	11.08%	*	%	*	%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of December 31, 2025, and 2024 as follows:

	As of December 31,
	2025	2024
Percentage of the Company’s accounts receivables
Customer A	100%	*	%

The Company had the following suppliers that individually comprised 10% or more of net purchase for the years ended December 31, 2025, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2025	2024		2023
Percentage of the Company’s net purchase of finished good
Supplier A	64%	*	%	*	%
Supplier B	12%	*	%	*	%
Supplier C	11%	*	%	*	%
Supplier D	-* %	*	%	*	%
Supplier E	-* %	-*	%	-*	%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of December 31, 2025, and 2024 as follows:

	As of December 31,
	2025	2024
Percentage of the Company’s account payable
Supplier A	100%	-%

*	represent percentage less than 10%